Details grants Materialise cash settled (Detail) - Materialise cash settled share based payment plan [member] - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of details grants materialise cash settled [line items]
Return dividend	0.00%	0.00%	0.00%
Expected volatility	49.00%	49.00%	50.00%
Risk-free interest rate	0.77%	0.73%	0.55%
Expected life	1.25	2.25	3.25
Exercise price	€ 8.81	€ 8.81	€ 8.81
Stock price	17.49	10.61	7.3
Fair value SAR	€ 9.09	€ 3.85	€ 2.17